Property, plant and equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, plant and equipment
Schedule of property, plant and equipment

	September 30, 2014	December 31, 2013
Land and improvements	$699,308	$3,049,765
Buildings and improvements	6,357,967	19,788,447
Equipment	2,920,561	1,306,597
Construction in progress	10,621	425,424

	9,988,457	24,570,233
Less accumulated depreciation	(1,487,214)	(1,722,379)

	$8,501,243	$22,847,854

	December 31, 2013	December 31, 2012
Land and improvements	$3,049,765	$—
Buildings and improvements	19,788,447	—
Equipment	1,306,597	34,562
Construction in progress	425,424

	24,570,233	34,562
Less accumulated depreciation	1,722,379	33,048

	$22,847,854	$1,514